Shareholders' Equity (Weighted Average Assumptions) (Details) - Share-Based Payment Arrangement, Option	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Dividend yield	1.97%	2.10%
Expected volatility	28.02%	25.79%
Risk-free interest rate	4.15%	2.10%
Expected life	4 years 3 months	4 years 3 months
Forfeiture rate	10.00%	10.00%
Suboptimal factor	1.25	1.25